Loans and advances to customers (Tables) - Loans and advances - Customers	12 Months Ended
Dec. 31, 2020
Financial assets
Schedule of financial assets

	12/31/2019	12/31/2020

Other financial assets at fair value through profit or loss	25,789	10,844
Financial assets at fair value through other comprehensive income	2,875	—
Financial assets at amortized cost	699,671	687,432
	728,335	698,276
Of which:
Before allowance for impairment losses	750,305	723,827
Allowance for impairment losses	(21,970)	(25,551)
	728,335	698,276

Schedule of detail by classification of loans and advances to customers

	12/31/2019	12/31/2020

By loan type:
Commercial, financial and industrial loans	373,943	339,545
Public sector loans	70,450	73,016
Mortgage loans	147,810	167,818
Reverse repurchase agreements	25,789	10,844
Installment loans to individuals -
Revolving consumer credit card loans	57,760	51,266
Non-revolving consumer loans	56,601	59,429
Impaired loans	17,952	21,909
	750,305	723,827
By borrower sector:
Public sector	70,450	73,016
Individuals	274,053	290,580
Communications and transportation	35,773	33,250
Construction	47,872	38,160
Manufacturing	63,652	53,187
Services	122,970	109,180
Tourism	25,244	26,275
Other sectors	110,291	100,179
	750,305	723,827
By geographical area:
Mexico	750,305	723,827
	750,305	723,827
By interest rate:
Fixed rate	270,930	307,990
Floating rate	479,375	415,837
	750,305	723,827

Schedule of gross carrying amount of the financial assets

The following is a breakdown of the gross carrying amount of Loans and advances to customers – Financial assets at fair value through other comprehensive income and at amortized cost as of December 31, 2019:

	Fair value/Gross carrying amount
	Stage 1	Stage 2	Subtotal	Stage 3 (*)	Total

Financial assets at fair value through other comprehensive income	2,880	—	2,880	—	2,880
Of which:
Commercial, financial and industrial loans	2,880	—	2,880	—	2,880

Financial assets at amortized cost	676,508	27,176	703,684	17,952	721,636
Of which:
Commercial, financial and industrial loans	358,665	12,398	371,063	5,815	376,878
Public sector loans	70,450	—	70,450	—	70,450
Mortgage loans	140,072	7,738	147,810	8,399	156,209
Installment loans to individuals -	107,321	7,040	114,361	3,738	118,099
Revolving consumer credit card loans	54,292	3,468	57,760	1,717	59,477
Non-revolving consumer loans	53,029	3,572	56,601	2,021	58,622

(*) As of December 31, 2019, there were no POCI financial assets.

The following is a breakdown of the gross carrying amount of Loans and advances to customers – Financial assets at amortized cost as of December 31, 2020:

	Fair value/Gross carrying amount
	Stage 1	Stage 2	Subtotal	Stage 3 (*)	Total

Financial assets at amortized cost	620,543	70,531	691,074	21,909	712,983
Of which:
Commercial, financial and industrial loans	291,980	47,565	339,545	6,530	346,075
Public sector loans	73,016	—	73,016	—	73,016
Mortgage loans	157,054	10,764	167,818	9,847	177,665
Installment loans to individuals -	98,493	12,202	110,695	5,532	116,227
Revolving consumer credit card loans	44,309	6,957	51,266	2,543	53,809
Non-revolving consumer loans	54,184	5,245	59,429	2,989	62,418

(*) As of December 31, 2020, there were no POCI financial assets.

Schedule of financial assets at amortized cost between stages

	Gross carrying amount
	Stage 1	Stage 2	Stage 3	Total

As of January 1, 2020	676,508	27,176	17,952	721,636
Transfers:
Transfer from Stage 1 to Stage 2	4,700	(4,700)	—	—
Transfer from Stage 1 to Stage 3	581	—	(581)	—
Transfer from Stage 2 to Stage 3	—	1,237	(1,237)	—
Transfer from Stage 2 to Stage 1	(36,761)	36,761	—	—
Transfer from Stage 3 to Stage 2	—	(19,702)	19,702	—
Transfer from Stage 3 to Stage 1	(8,792)	—	8,792	—

Remaining in same Stage (*)	(577,716)	32,952	1,224	(543,540)
Financial assets derecognized during the period other than write-offs	(241)	(18)	(22)	(281)
Originated financial assets	622,049	—	—	622,049
Write-offs	—	—	(21,590)	(21,590)
Other movements	(59,785)	(3,175)	(2,331)	(65,291)
As of December 31, 2020	620,543	70,531	21,909	712,983

(*) Includes mainly payments of principal and accrued interest.

Schedule of changes in the allowance for impairment losses

	2018	2019	2020

Beginning balance as of January 1 (as originally presented)	(16,929)	(21,516)	(21,970)
Adjustments on initial adoption of IFRS 9	(3,270)	—	—
Beginning balance as of January 1 (restated)	(20,199)	(21,516)	(21,970)

Impairment losses on financial assets - Financial assets at amortized cost (*)	(20,947)	(21,673)	(25,184)
Impairment losses on financial assets - Financial assets at fair value through other comprehensive income	(2)	(5)	—
Write-offs	19,678	21,154	21,590
Others	(46)	70	13
Balance at year-end	(21,516)	(21,970)	(25,551)

Of which:
By geographical location of risk:
Mexico	(21,516)	(21,970)	(25,551)

(*)The amount of Impairment losses on financial assets not a fair value through profit or loss – Financial assets at amortized cost presented in the consolidated income statement is net of recoveries of loans previously written-off and recovery expenses in the amount of 2,141 million pesos in 2018, 2,083 million pesos in 2019 and 3,453 million pesos in 2020.

Schedule of breakdown of the allowance for impairment losses included the post-model adjustments or overlay

	Allowance for impairment losses
	IFRS 9 Model	Macroeconomic overlay	Impairment overlay	Total	Total Overlay to IFRS 9 Model

Financial assets at amortized cost	(24,093)	(613)	(845)	(25,551)	6%
Of which:
Commercial, financial and industrial loans	(7,757)	(558)	(572)	(8,887)	15%
Public sector loans	(14)	(1)	—	(15)	7%
Mortgage loans	(4,108)	30	—	(4,078)	(1)%
Installment loans to individuals -	(12,214)	(84)	(273)	(12,571)	3%
Revolving consumer credit card loans	(6,010)	(67)	(273)	(6,350)	6%
Non-revolving consumer loans	(6,204)	(17)	—	(6,221)	0%

Schedule of allowance for impairment losses and write-offs

The following is a breakdown of the allowance for impairment losses and the write-offs as of December 31, 2020:

	Allowance for impairment losses
	Stage 1	Stage 2	Stage 3	Total	Write-offs

Financial assets at amortized cost	(6,215)	(8,902)	(10,434)	(25,551)	(21,590)
Of which:
Commercial, financial and industrial loans	(2,047)	(3,438)	(3,402)	(8,887)	(7,919)
Public sector loans	(15)	—	—	(15)	—
Mortgage loans	(625)	(824)	(2,629)	(4,078)	(1,145)
Installment loans to individuals -	(3,528)	(4,640)	(4,403)	(12,571)	(12,526)
Revolving consumer credit card loans	(1,526)	(2,837)	(1,987)	(6,350)	(7,020)
Non-revolving consumer loans	(2,002)	(1,803)	(2,416)	(6,221)	(5,506)

Schedule of transfers of allowance for impairment losses of financial assets

	Allowance for impairment losses
	Stage 1	Stage 2	Stage 3	Total

Beginning balance as of January 1	7,254	5,466	9,250	21,970

As of January 1, 2020
Transfers:
Transfer from Stage 1 to Stage 2	121	(695)	—	(574)
Transfer from Stage 1 to Stage 3	24	—	(101)	(77)
Transfer from Stage 2 to Stage 3	—	118	(248)	(130)
Transfer from Stage 2 to Stage 1	(412)	5,129	—	4,717
Transfer from Stage 3 to Stage 2	—	(383)	942	559
Transfer from Stage 3 to Stage 1	(347)	—	5,047	4,700

Financial assets derecognized during the period other than write-offs	(7)	(8)	(47)	(62)
Contracts remaining at the same stage	(2,718)	(422)	17,813	14,673
Write-offs	—	—	(21,590)	(21,590)
Originated financial assets	2,537	—	—	2,537
Foreign exchange and other movements	(237)	(303)	(632)	(1,172)

As of December 31, 2020	6,215	8,902	10,434	25,551

Schedule of breakdown by stages of the post-model adjustments or overlays recognized within the allowance for loan losses

	Overlays
	Stage 1	Stage 2	Stage 3	Total

Macroeconomic overlay	(397)	(202)	(14)	(613)

Impairment overlay	—	(819)	(26)	(845)

Total	(397)	(1,021)	(40)	(1,458)

Schedule of changes in financial assets considered to be impaired

	2018	2019	2020

Beginning balance	18,132	18,429	17,952
Additions	32,461	31,418	37,216
Transfers to performing loans	(12,486)	(10,741)	(11,669)
Written-off loans	(19,678)	(21,154)	(21,590)
Balance at year-end	18,429	17,952	21,909

Schedule of financial assets between no past due and past due

The breakdown between no past due and past due as of December 31, 2019 of the balance of Loans and advances to customers – Financial assets at amortized cost that are considered to be credit-impaired is as follows:

		With Balances Past Due by
	With no Past
	Due Balances
	or Less than 3
	Months Past				More than 12
	Due	3 to 6 Months	6 to 9 Months	9 to 12 Months	Months	Total

By type of loan:
Commercial, financial and industrial loans	1,427	1,640	404	291	2,053	5,815
Mortgage loans	3,701	1,142	703	498	2,355	8,399
Installment loans to individuals
Of which:
Revolving consumer credit card loans	536	1,181	—	—	—	1,717
Non-revolving consumer loans	527	1,492	1	—	1	2,021
	6,191	5,455	1,108	789	4,409	17,952

The breakdown between no past due and past due as of December 31, 2020 of the balance of Loans and advances to customers – Financial assets at amortized cost that are considered to be credit-impaired, is as follows:

		With Balances Past Due by
	With no Past
	Due Balances
	or Less than 3
	Months Past				More than 12
	Due	3 to 6 Months	6 to 9 Months	9 to 12 Months	Months	Total

By type of loan:
Commercial, financial and industrial loans	2,324	3,310	326	196	374	6,530
Mortgage loans	1,982	2,097	741	1,084	3,943	9,847
Installment loans to individuals
Of which:
Revolving consumer credit card loans	868	1,675	—	—	—	2,543
Non-revolving consumer loans	474	2,515	—	—	—	2,989
	5,648	9,597	1,067	1,280	4,317	21,909

Schedule of renegotiated loans

	For the Year Ended 12/31/2018				For the Year Ended 12/31/2019				For the Year Ended 12/31/2020
	Performing loans				Performing loans				Performing loans
	Due to				Due to				Due to
	Concerns				Concerns				Concerns
	About				About				About
	Current or				Current or				Current or
	Potential	Due to			Potential	Due to			Potential	Due to
	Credit	Other	Impaired		Credit	Other	Impaired		Credit	Other	Impaired
	Deterioration	Factors	Loans	Total	Deterioration	Factors	Loans	Total	Deterioration	Factors	Loans	Total

Commercial, financial and industrial loans	1,318	—	3,011	4,329	1,215	—	2,318	3,533	2,158	—	912	3,070
Mortgage loans	603	—	530	1,133	369	—	293	662	356	—	329	685
Installment loans to individuals	1,147	—	205	1,352	850	—	306	1,156	1,627	—	272	1,899
	3,068	—	3,746	6,814	2,434	—	2,917	5,351	4,141	—	1,513	5,654
Percentage	45%	—	55%	100%	45%	—	55%	100%	73%	—	27%	100%

Schedule of gains/(losses) on modification of financial assets (net) recognized in the consolidated income statement

2020

Commercial, financial and industrial loans	(605)
Mortgage loans	(224)
Installment loans to individuals -
Non-revolving consumer loans	(914)
(1,743)

Schedule of maximum exposure to credit risk by class of financial assets

		12/31/2019
		Maximum Exposure
	Maximum	to Credit Risk (1)		Collaterals		Other Credit Enhancements
	Exposure to			Cash Collateral	Collateralized by
	Credit Risk	Unsecured	Secured	Received	Securities	Collection Rights (3)	Real Estate (2)	Guarantees

Financial assets at fair value through profit or loss	262,360	239,865	22,495	16,759	5,736	—	—	—
Other financial assets at fair value through profit or loss	79,927	—	79,927	—	76,592	—	—	—
Financial assets at fair value through other comprehensive income	236,343	236,343	—	—	—	—	—	—
Financial assets at amortized cost:	769,788	316,232	453,556	—	—	69,732	148,360	8,118
Of which:
Loans and advances to credit institutions	36,895	36,895	—	—	—	—	—	—
Loans and advances to customers:	721,636	268,080	453,556	—	—	69,732	148,360	8,118
Commercial, financial and industrial loans	376,878	106,672	270,206	—	—	45,058	25,308	8,118
Public sector loans	70,450	26,867	43,583	—	—	24,646	—	—
Mortgage loans	156,209	19,077	137,132	—	—	—	120,461	—
Installment loans to individuals:
Revolving consumer credit card loans	59,477	59,477	—	—	—	—	—	—
Non-revolving consumer loans	58,622	55,987	2,635	—	—	28	2,591	—
Debt instruments	11,257	11,257	—	—	—	—	—	—
Guarantees and loan commitments	80,169	80,169	—	—	—	—	—	—
Available lines of credit cards and non-revolving consumer loans	—	—	—	—	—	—	—	—
	1,428,587	872,609	555,978	16,759	82,328	69,732	148,360	8,118
(1)

Correspond to loans and advances to customers and available lines of credit cards and non-revolving consumer loans in the first column (Maximum Exposure to Credit Risk) that are secured by collaterals and other credit enhancements disclosed in the table. As such, unsecured amounts are the amounts that are not covered by any collateral or other credit enhancement. The secured amounts may differ from the total collaterals and other credit enhancements as certain loans and advances to customers are secured by multiple credit enhancements.

(2)	Appraisals to support estimated fair value of the real estate collaterals are obtained at loan origination.
(3)	Public sector loan rights are guaranteed by Mexican government entities.

		12/31/2020
		Maximum Exposure
	Maximum	to Credit Risk (1)		Collaterals		Other Credit Enhancements
	Exposure to			Cash Collateral	Collateralized by
	Credit Risk	Unsecured	Secured	Received	Securities	Collection Rights (3)	Real Estate (2)	Guarantees

Financial assets at fair value through profit or loss	502,443	473,908	28,535	23,052	5,483	—	—	—
Other financial assets at fair value through profit or loss	70,356	—	70,356	—	59,557	—	—	—
Financial assets at fair value through other comprehensive income	355,321	355,321	—	—	—	—	—	—
Financial assets at amortized cost:	712,983	208,053	504,930	—	—	83,544	176,841	7,073
Of which:
Loans and advances to credit institutions	—	—	—	—	—	—	—	—
Loans and advances to customers	712,983	208,053	504,930	—	—	83,544	176,841	7,073
Commercial, financial and industrial loans	346,075	72,756	273,319	—	—	45,694	29,342	7,073
Public sector loans	73,016	21,510	51,506	—	—	34,677	—	—
Mortgage loans	177,665	5,007	172,658	—	—	3,140	140,096	—
Installment loans to individuals:		—	—
Revolving consumer credit card loans	53,809	53,809	—	—	—	—	—	—
Non-revolving consumer loans	62,418	54,971	7,447	—	—	33	7,403	—
Debt instruments	—	—	—	—	—	—	—	—
Guarantees and loan commitments	83,645	83,645	—	—	—	—	—	—
	1,724,748	1,120,927	603,821	23,052	65,040	83,544	176,841	7,073
(1)

Correspond to loans and advances to customers and available lines of credit cards and non-revolving consumer loans in the first column (Maximum Exposure to Credit Risk) that are secured by collaterals and other credit enhancements disclosed in the table. As such, unsecured amounts are the amounts that are not covered by any collateral or other credit enhancement. The secured amounts may differ from the total collaterals and other credit enhancements as certain loans and advances to customers are secured by multiple credit enhancements.

(2)	Appraisals to support estimated fair value of the real estate collaterals are obtained at loan origination.
(3)	Public sector loan rights are guaranteed by Mexican government entities.

Schedule of internal rating scale and mapping with external ratings

Equivalence with
Standard &
Internal Rating	Poor’s	Moody’s

9.3	Aaa	AAA
9.2	Aa1	AA+
9.0	Aa2	AA
8.6	Aa3	AA-
8.1	A1	A+
7.7	A2	A
7.3	A3	A-
6.7	Baa1	BBB+
6.1	Baa2	BBB
5.6	Baa3	BBB-
5.0	Ba1	BB+
4.4	Ba2	BB
3.9	Ba3	BB-
3.3	B1	B+
2.7	B2	B
2.2	B3	B-
1.6	Caa1	CCC
1.0	Ca	CC

Schedule of rating categories for commercial loans, mortgage loans, installment loans

Rating	Equivalence

A-1	Minimum Risk (Solid)
A-2	Low Risk (Outstanding)
B-1	Normal Risk (Good)
B-2	Normal Risk
B-3	Satisfactory
C-1	Normal Risk (Adequate)
C-2	Medium Risk (Weak)
D	High Risk (Poor)
E	Probable Loss

External credit grades
Financial assets
Schedule of credit risk exposure

	12/31/2019
Rating Category	A-1	A-2	B-1	B-2	B-3	C-1	C-2	D	E	Not Rated	Total

Commercial loans (SME)	50,253	6,730	2,553	2,575	9,046	2,068	723	1,941	674	—	76,563
Mortgage loans	117,983	3,384	1,685	14,161	1,114	4,936	3,465	4,507	694	211	152,140
Revolving consumer credit card loans	3,165	17,396	16,396	5,842	2,945	4,791	4,227	3,332	1,383	—	59,477
Non-revolving consumer loans	9,511	6,886	14,618	8,756	7,076	4,110	2,483	1,148	3,067	—	57,655
	180,912	34,396	35,252	31,334	20,181	15,905	10,898	10,928	5,818	211	345,835

Financial instruments not recognized in the consolidated balance sheet:
Available lines of credit cards and non-revolving consumer loans	6,914	7,786	8,113	4,565	3,425	4,743	4,533	1,921	2,468	—	44,468
Guarantees	37	—	—	—	—	—	—	—	—	—	37
Loan commitments	183	—	—	—	—	—	—	—	—	—	183
	7,134	7,786	8,113	4,565	3,425	4,743	4,533	1,921	2,468	—	44,688
	188,046	42,182	43,365	35,899	23,606	20,648	15,431	12,849	8,286	211	390,523

	12/31/2020
Rating Category	A-1	A-2	B-1	B-2	B-3	C-1	C-2	D	E	Not Rated	Total

Commercial loans (SME)	44,392	4,779	2,771	2,327	4,455	1,566	588	3,762	1,092	—	65,732
Mortgage loans	138,867	6,170	3,626	6,523	2,218	5,295	4,303	4,355	1,443	190	172,990
Revolving consumer credit card loans	9,804	16,790	7,746	3,826	2,625	3,586	3,891	4,612	927	—	53,807
Non-revolving consumer loans	14,225	5,548	17,865	8,667	4,427	2,675	2,524	1,050	4,573	—	61,554
	207,288	33,287	32,008	21,343	13,725	13,122	11,306	13,779	8,035	190	354,083

Financial instruments not recognized in the consolidated balance sheet:
Available lines of credit cards and non-revolving consumer loans	29,062	10,754	2,698	1,251	905	938	701	248	89	—	46,646
Guarantees	1	—	—	—	—	—	—	—	—	—	1
Loan commitments	103	—	—	—	—	—	—	—	8	—	111
	29,166	10,754	2,698	1,251	905	938	701	248	97	—	46,758
	236,454	44,041	34,706	22,594	14,630	14,060	12,007	14,027	8,132	190	400,841

Internal credit grades
Financial assets
Schedule of credit risk exposure

	12/31/2019
																				Not
Rating Category	9.3	9.2	9.0	8.5	8.0	7.5	7.0	6.5	6.0	5.5	5.0	4.5	4.0	3.5	3.0	2.5	2.0	1.5	1.0	Rated	Total

Commercial loans (except SME)	—	—	—	—	—	2,004	21,925	33,028	32,090	75,766	94,840	21,098	5,734	1,112	1,453	235	301	—	1,477	12,144	303,207
Public sector loans	—	—	4,506	—	—	—	26,566	2,055	5,491	13,684	16,297	1,285	—	—	—	—	—	—	—	566	70,450
	—	—	4,506	—	—	2,004	48,491	35,083	37,581	89,450	111,137	22,383	5,734	1,112	1,453	235	301	—	1,477	12,710	373,657

Financial instruments not recognized in the consolidated balance sheet:
Guarantees	597	—	—	4,009	15,457	4,347	8,290	12,566	5,848	3,780	2,082	167	—	—	—	—	75	—	—	913	58,131
Loan commitments	—	—	—	57	139	301	20	228	3,472	6,119	5,877	1,443	76	—	—	—	—	—	—	363	18,095
	597	—	—	4,066	15,596	4,648	8,310	12,794	9,320	9,899	7,959	1,610	76	—	—	—	75	—	—	1,276	76,226
	597	—	4,506	4,066	15,596	6,652	56,801	47,877	46,901	99,349	119,096	23,993	5,810	1,112	1,453	235	376	—	1,477	13,986	449,883

	12/31/2020
																						Not
Rating Category	9.3	9.2	9.0	8.5		8.0		7.5	7.0	6.5	6.0	5.5	5.0	4.5	4.0	3.5	3.0	2.5	2.0	1.5	1.0	Rated	Total

Commercial loans (except SME)	—	—	—	—	—	—	—	1,751	11,269	41,729	26,484	68,363	84,532	21,204	12,389	4,156	3,334	4,257	998	704	555	7,806	289,531
Public sector loans	—	—	—	—	—	—	—	—	8,966	—	5,005	8,893	27,846	8,736	—	—	—	—	—	—	—	—	59,446
	—	—	—	—		—		1,751	20,235	41,729	31,489	77,256	112,379	29,940	12,389	4,156	3,334	4,257	998	704	555	7,806	348,977

Financial instruments not recognized in the consolidated balance sheet:
Guarantees	520	—	157	8,474		16,638		3,945	2,251	10,032	11,108	3,916	2,868	101	—	—	39	—	—	75	6	2,399	62,529
Loan commitments	—	—	—	40		274		124	21	412	3,516	9,606	5,006	980	127	—	887	—	—	—	—	9	21,002
	520	—	157	8,514		16,912		4,069	2,272	10,444	14,624	13,522	7,874	1,081	127	—	926	—	—	75	6	2,408	83,531
	520	—	157	8,514		16,912		5,820	22,507	52,173	46,113	90,778	120,253	31,021	12,516	4,156	4,260	4,257	998	779	561	10,214	432,508

Macroeconomic overlay
Financial assets
Schedule of breakdown by stages of the post-model adjustments or overlays recognized within the allowance for loan losses

	Macroeconomic overlay
	Stage 1	Stage 2	Stage 3	Total

Macroeconomic overlay	(397)	(202)	(14)	(613)
Of which:
Commercial, financial and industrial loans	(374)	(176)	(8)	(558)
Public sector loans	(1)	—	—	(1)
Mortgage loans	4	6	20	30
Installment loans to individuals -	(26)	(32)	(26)	(84)
Revolving consumer credit card loans	(21)	(27)	(19)	(67)
Non-revolving consumer loans	(5)	(5)	(7)	(17)

Impairment overlay
Financial assets
Schedule of breakdown by stages of the post-model adjustments or overlays recognized within the allowance for loan losses

	Impairment overlay
	Stage 1	Stage 2	Stage 3	Total

Impairment overlay	—	(819)	(26)	(845)
Of which:
Commercial, financial and industrial loans	—	(562)	(10)	(572)
Installment to loans to individuals -	—	(257)	(16)	(273)
Revolving consumer credit card loans	—	(257)	(16)	(273)